Average Annual Total Returns - Prospectus-Retirement Class - Payden/Kravitz Cash Balance Plan Fund	Feb. 28, 2021
ThirtyYearUSTreasuryBondYieldThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	2.31%
5 Years	2.85%
10 Years	3.12%
Retirement Class
Average Annual Return:
1 Year	1.46%
5 Years	2.47%
10 Years	1.69%
Retirement Class | After Taxes on Distributions
Average Annual Return:
1 Year	0.06%
5 Years	1.23%
10 Years	0.68%
Retirement Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.86%
5 Years	1.35%
10 Years	0.86%